Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
October 31, 2020
USM-QTLY-1220
1.9898257.100

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 10.6%
Diversified Telecommunication Services – 1.5%
Cogent Communications Holdings, Inc.	220	$12,276
Verizon Communications, Inc.	824	46,960
		59,236
Entertainment – 1.5%
Activision Blizzard, Inc.	292	22,113
Electronic Arts, Inc. (a)	152	18,214
Zynga, Inc. Class A (a)	1,812	16,290
		56,617
Interactive Media & Services – 6.7%
Alphabet, Inc. Class A (a)	88	142,218
Facebook, Inc. Class A (a)	373	98,140
Match Group, Inc. (a)	176	20,553
		260,911
Media – 0.9%
Cable One, Inc.	10	17,319
Discovery, Inc. Class C (a)	916	16,781
		34,100
TOTAL COMMUNICATION SERVICES		410,864
CONSUMER DISCRETIONARY – 12.0%
Auto Components – 0.9%
Gentex Corp.	1,236	34,200
Hotels, Restaurants & Leisure – 3.2%
Domino's Pizza, Inc.	88	33,292
McDonald's Corp.	256	54,528
Yum! Brands, Inc.	396	36,959
		124,779
Household Durables – 0.8%
PulteGroup, Inc.	760	30,978
Internet & Direct Marketing Retail – 1.6%
eBay, Inc.	676	32,198
Stamps.com, Inc. (a)	128	28,574
		60,772
Multiline Retail – 1.1%
Dollar General Corp.	201	41,951
Specialty Retail – 4.4%
AutoZone, Inc. (a)	31	34,998
Murphy USA, Inc. (a)	240	29,350
O'Reilly Automotive, Inc. (a)	80	34,928
The Home Depot, Inc.	260	69,344
		168,620
TOTAL CONSUMER DISCRETIONARY		461,300
CONSUMER STAPLES – 6.1%
Food & Staples Retailing – 0.9%
The Kroger Co.	1,104	35,560
Household Products – 3.0%
Colgate-Palmolive Co.	575	45,362

	Shares	Value

Kimberly-Clark Corp.	268	$35,534
The Clorox Co.	164	33,989
		114,885
Tobacco – 2.2%
Altria Group, Inc.	1,084	39,111
Philip Morris International, Inc.	656	46,589
		85,700
TOTAL CONSUMER STAPLES		236,145
ENERGY – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp.	368	25,576
Exxon Mobil Corp.	800	26,096
Phillips 66	240	11,198
Valero Energy Corp.	268	10,348
TOTAL ENERGY		73,218
FINANCIALS – 10.0%
Capital Markets – 5.0%
Ameriprise Financial, Inc.	252	40,529
FactSet Research Systems, Inc.	109	33,409
MSCI, Inc.	109	38,133
S&P Global, Inc.	136	43,891
T Rowe Price Group, Inc.	296	37,491
		193,453
Insurance – 3.9%
Aflac, Inc.	1,128	38,296
American Financial Group, Inc.	592	44,364
RenaissanceRe Holdings Ltd.	205	33,153
The Hartford Financial Services Group, Inc.	928	35,746
		151,559
Thrifts & Mortgage Finance – 1.1%
Essent Group Ltd.	1,028	40,966
TOTAL FINANCIALS		385,978
HEALTH CARE – 14.3%
Biotechnology – 4.6%
Amgen, Inc.	196	42,520
Biogen, Inc. (a)	126	31,761
Gilead Sciences, Inc.	584	33,959
Regeneron Pharmaceuticals, Inc. (a)	60	32,614
United Therapeutics Corp. (a)	264	35,437
		176,291
Health Care Equipment & Supplies – 0.9%
ResMed, Inc.	184	35,317
Health Care Providers & Services – 2.4%
HCA Healthcare, Inc.	254	31,481
McKesson Corp.	212	31,268
Universal Health Services, Inc. Class B	280	30,674
		93,423

2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	764	$ 44,656
Eli Lilly & Co.	300	39,138
Johnson & Johnson	538	73,765
Merck & Co., Inc.	684	51,444
Zoetis, Inc.	241	38,210
		247,213
TOTAL HEALTH CARE		552,244
INDUSTRIALS – 8.4%
Aerospace & Defense – 1.2%
Lockheed Martin Corp.	132	46,217
Commercial Services & Supplies – 1.1%
Waste Management, Inc.	394	42,517
Machinery – 2.2%
Allison Transmission Holdings, Inc.	1,040	37,596
Cummins, Inc.	212	46,617
		84,213
Professional Services – 2.8%
FTI Consulting, Inc. (a)	328	32,295
Robert Half International, Inc.	732	37,105
Verisk Analytics, Inc.	220	39,153
		108,553
Road & Rail – 1.1%
Old Dominion Freight Line, Inc.	216	41,120
TOTAL INDUSTRIALS		322,620
INFORMATION TECHNOLOGY – 27.2%
IT Services – 7.7%
Accenture PLC Class A	152	32,970
Akamai Technologies, Inc. (a)	168	15,980
Amdocs Ltd.	276	15,561
Automatic Data Processing, Inc.	172	27,169
Cognizant Technology Solutions Corp. Class A	304	21,712
Jack Henry & Associates, Inc.	96	14,232
Mastercard, Inc. Class A	164	47,337
MAXIMUS, Inc.	216	14,597
Paychex, Inc.	260	21,385
The Western Union Co.	752	14,619
VeriSign, Inc. (a)	88	16,782
Visa, Inc. Class A	296	53,786
		296,130
Semiconductors & Semiconductor Equipment – 3.3%
Cirrus Logic, Inc. (a)	252	17,355
Intel Corp.	877	38,834
Power Integrations, Inc.	272	16,377
Skyworks Solutions, Inc.	128	18,085
Texas Instruments, Inc.	238	34,412
		125,063

	Shares	Value

Software – 9.9%
Adobe, Inc. (a)	96	$ 42,922
Cadence Design Systems, Inc. (a)	180	19,687
Citrix Systems, Inc.	128	14,498
Fortinet, Inc. (a)	132	14,569
Microsoft Corp.	1,052	212,998
Oracle Corp.	556	31,197
Qualys, Inc. (a)	132	11,596
Tyler Technologies, Inc. (a)	49	18,835
VMware, Inc. Class A (a)	120	15,448
		381,750
Technology Hardware, Storage & Peripherals – 6.3%
Apple, Inc.	2,244	244,282
TOTAL INFORMATION TECHNOLOGY		1,047,225
MATERIALS – 2.8%
Chemicals – 0.9%
LyondellBasell Industries N.V. Class A	516	35,320
Metals & Mining – 1.9%
Newmont Corp.	556	34,939
Steel Dynamics, Inc.	1,156	36,391
		71,330
TOTAL MATERIALS		106,650
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.4%
Equity Commonwealth	1,384	36,565
Medical Properties Trust, Inc.	2,224	39,632
Public Storage	236	54,060
TOTAL REAL ESTATE		130,257
UTILITIES – 3.2%
Electric Utilities – 2.3%
Exelon Corp.	936	37,337
NextEra Energy, Inc.	688	50,368
		87,705
Multi-Utilities – 0.9%
WEC Energy Group, Inc.	372	37,405
TOTAL UTILITIES		125,110
TOTAL COMMON STOCKS (Cost $4,050,479)		3,851,611
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $4,050,479)		3,851,611
NET OTHER ASSETS (LIABILITIES) – 0.1%		3,346
NET ASSETS – 100.0%		$ 3,854,957

Legend
(a)	Non-income producing.
3

Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5